Concentration of risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Cash	$ 134,605	$ 15,752,639	$ 15,478,337
Revenue Benchmark [Member] | One Customers
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.60%	10.40%
Revenue Benchmark [Member] | Two Customers
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.90%		12.10%
Purchases [Member] | First Vendor
Concentration Risk [Line Items]
Concentration Risk, Percentage	39.72%	38.24%	54.84%
Purchases [Member] | Second Vendor
Concentration Risk [Line Items]
Concentration Risk, Percentage	29.96%	36.57%	31.53%
Purchases [Member] | Third Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.40%
Accounts Payable [Member] | One Vendor
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.10%	6.50%	14.00%